Offerings - Offering: 1	Jul. 02, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	1,200,000
Proposed Maximum Offering Price per Unit	139.55
Maximum Aggregate Offering Price	$ 167,460,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 23,126.23
Offering Note	1a. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 also covers such indeterminate number of additional shares of common stock, par value $0.0001 per share ("Common Stock"), of AeroVironment, Inc. (the "Registrant") as is necessary to eliminate any dilutive effect of any future stock split, stock dividend or similar transaction. 1b. Calculated in accordance with Rule 457(c) and (h) under the Securities Act solely for the purpose of calculating the registration fee, which is based on $139.55, the average of the high and low market prices of the shares of Common Stock as reported on The Nasdaq Stock Market LLC on June 26, 2026. 1c. Represents shares of Common Stock issuable under the AeroVironment, Inc. Amended and Restated 2021 Equity Incentive Plan, which was approved by the Registrant's stockholders at its Annual Meeting of Stockholders on September 25, 2025.